13. EQUITY COMPONENTS (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Components
Earnings for continuing operations attributable to the equity holders of the Company	$ 132	$ 594	$ 85
Weighted average amount of outstanding shares, continuing operations	40	48	52
Basic and diluted earnings per share from continuing operations	$ 3.30	$ 12.38	$ 1.63
(Loss) earnings for discontinued operations attributable to the equity holders of the Company	$ (499)	$ 98	$ 139
Weighted average amount of outstanding shares, discontinued operations	40	48	52
Basic and diluted earnings per share for discontinued operations	$ (12.48)	$ 2.04	$ 2.68
(Loss) earning attributable to the equity holders of the Company	$ (367)	$ 692	$ 224
Weighted average amount of outstanding shares	40	48	52
Basic and diluted (loss) earnings per share	$ (9.18)	$ 14.42	$ 4.31